DERIVATIVE LIABILITY	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE LIABILITY

4. DERIVATIVE LIABILITY

In June 2008, the FASB issued authoritative guidance on determining whether an instrument (or embedded feature) is indexed to an entity’s own stock.  Under the authoritative guidance, effective January 1, 2009, instruments which do not have fixed settlement provisions are deemed to be derivative instruments.  The warrants issued to investors and placement agents in relation to the securities purchase agreements described in Note 3 and 5 do not have fixed settlement provisions because their exercise prices will be lowered if the Company issues securities at lower prices in the future.  The Company was required to include the reset provisions in order to protect the holders of the convertible notes from the potential dilution associated with future financings. In accordance with the FASB authoritative guidance, the warrants issued in conjunction with the convertible notes have been characterized as derivative liabilities to be re-measured at the end of every reporting period with the change in value reported in the statement of operations.

At March 31, 2013, the date of issuance of new warrants during the period, and as of June 30, 2013, the derivative liabilities were valued using a probability weighted average Black-Scholes-Merton pricing model with the following assumptions:

Warrants:

	June 30, 2013	At Date of Issuance	March 31, 2013
Exercise Price	$0.34-0.60	$0.63 - $0.60	$0.50
Stock Price	$0.35	$0.35	$0.45

Risk-free interest rate	2.52%	2.52%	0.25%
Expected volatility	78.7%	78.7%	123.68%
Expected life (in years)	4.5-5 years	5.0 years	4.5 years
Expected dividend yield	0	0	0
Fair Value:	$1,462,607	$1,249,025	$398,603

The risk-free interest rate was based on rates established by the Federal Reserve Bank. The Company uses the historical volatility of its common stock to estimate the future volatility for its common stock. The expected life of the warrants was determined by the expiration date of the warrants. The expected dividend yield was based on the fact that the Company has not paid dividends to its common stockholders in the past and does not expect to pay dividends to its common stockholders in the future.

At March 31, 2013, the fair value of the derivative liability was $398,603.  During the three months ended June 30, 2013, we recognized an additional derivative liability of $1,249,025 related to the issuance of warrants on June 28, 2013 described in Note 5.   As of June 30, 2013 the derivative liability of all outstanding warrants was $1,462,607.  For the three months ended June 30, 2013, the Company recorded a change in fair value of the derivative liability of $185,021.

5. DERIVATIVE LIABILITY

In June 2008, the FASB issued authoritative guidance on determining whether an instrument (or embedded feature) is indexed to an entity’s own stock. Under the authoritative guidance, effective January 1, 2009, instruments which do not have fixed settlement provisions are deemed to be derivative instruments. The warrants issued to investors and placement agent in relation to the Securities Purchase Agreement (described in Note 4), do not have fixed settlement provisions because their exercise prices will be lowered if the Company issues securities at lower prices in the future. The Company was required to include the reset provisions in order to protect the holders of the convertible notes from the potential dilution associated with future financings. In accordance with the FASB authoritative guidance, the warrants issued in conjunction with the convertible notes have been characterized as derivative liabilities to be re-measured at the end of every reporting period with the change in value reported in the statement of operations.

At the date of issuance and as of March 31, 2013, the derivative liabilities were valued using a probability weighted average Black-Scholes-Merton pricing model with the following assumptions:

Warrants:

	March 31, 2013	At Date of Issuance
Exercise Price	$0.50	$0.63 - $0.70
Stock Price	$0.45	$0.50

Risk-free interest rate	0.25%	0.25%
Expected volatility	123.68%	198.75%
Expected life (in years)	4.5 years	5.0 years
Expected dividend yield	0	0

Fair Value:	$398,603	$523,458

The risk-free interest rate was based on rates established by the Federal Reserve Bank. The Company uses the historical volatility of its common stock to estimate the future volatility for its common stock. The expected life of the warrants was determined by the expiration date of the warrants. The expected dividend yield was based on the fact that the Company has not paid dividends to its common stockholders in the past and does not expect to pay dividends to its common stockholders in the future.

At issuance date, the fair value of the derivative liability on the warrants was $523,458. As of March 31, 2013 the derivative liability of the warrants was $398,603. For the year ended March 31, 2013, the Company recorded a change in fair value of the derivative liability of $124,855.